Variable Interest Entities and Other Consolidation Matters - Schedule of Consolidated Financial Statements (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and cash equivalents		$ 5,921,884	$ 4,354,654
Accounts receivable		2,782,693	4,682,320
Inventories			586,221
Other current assets		170,962	272,693
Investment in non-marketable securities		1,137,307	1,089,960
Property and equipment, net		4,141,645	4,206,154
Right of use assets		25,053	89,020
Deferred tax assets		44,194	119,425
Other non-current assets		7,614	12,177
Total Assets		14,231,352	15,412,624
LIABILITIES
Advances from customers		150,009	203,787
Operating lease liabilities, current and non-current		26,083	57,517
Due to Zhongchao Inc	[1]	(284,799)	483,800
Other current liabilities		1,334,089	1,276,732
Deferred tax liabilities		22,260	179,638
Total Liabilities		1,247,642	2,201,474
Revenues		11,374,996	15,864,773	$ 19,433,945
(Loss) income from operations		(835,595)	3,245,712	(11,846,266)
Net (loss) income		$ (784,109)	$ 2,902,555	$ (10,780,772)

[1]	The balances due from/to Zhongchao Inc. are eliminated on consolidation.